Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wilshire Variable Insurance Trust
Entity Central Index Key	0001026708
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wilshire Global Allocation Fund
Shareholder Report [Line Items]
Fund Name	Wilshire Global Allocation Fund
Class Name	Wilshire Global Allocation Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Wilshire Global Allocation Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
Additional Information Phone Number	1-866-591-1658
Additional Information Website	https://www.wilshire.com/research-insights/product-literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Wilshire Global Allocation Fund	$23	0.45%
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 522,148,326
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 310,912
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$522,148,326
Number of Holdings	11
Net Advisory Fee	$310,912
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Top 10 Issuers	(% of Net Assets)
Wilshire International Equity Fund	22.4%
Wilshire Large Company Growth Portfolio	16.8%
Wilshire Income Opportunities Fund	16.8%
Wilshire Large Company Value Portfolio	16.6%
Vanguard Total International Bond Index Fund	14.0%
Vanguard Mega Cap Index Fund	4.0%
Fidelity Emerging Markets Index Fund	2.1%
Vanguard Long-Term Bond Index Fund	1.9%
Fidelity U.S. Bond Index	1.9%
Wilshire Small Company Growth Portfolio	1.6%

Updated Prospectus Web Address	https://www.wilshire.com/research-insights/product-literature

[1]
*	Annualized.